UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Floating Rate Plus Fund

	Principal Amount ($)	Value ($)

Loan Participations and Assignments 84.6%
Senior Loans ***
Consumer Discretionary 25.0%
Bass Pro Group LLC, Term Loan, 5.0%, 4/9/2015	2,997,500	3,005,009
Bombardier Recreational Products, Inc., Term Loan, 3.16%, 6/28/2013	5,322,785	4,679,074
Buffets, Inc., Letter of Credit, First Lien, 7.525%, 4/22/2015	71,941	53,776
Burlington Coat Factory Warehouse Corp., Term Loan, 2.54%, 5/28/2013	4,933,738	4,694,255
Carmike Cinemas, Inc., Term Loan B, 5.5%, 1/27/2016	919,528	920,678
Cedar Fair LP, Term Loan B, 5.5%, 12/15/2016	1,000,000	1,005,570
Cenveo Corp.:
Term Delay Draw, 5.039%, 6/21/2013	70,201	68,955
Term Loan C, 5.039%, 6/21/2013	3,929,799	3,860,045
Cequel Communications LLC, Term Loan, 2.295%, 11/5/2013	3,000,000	2,900,055
Charter Communications Operating LLC:
Term Loan, 2.26%, 3/6/2014	302,932	287,249
Term Loan, 3.79%, 9/6/2016	5,665,626	5,440,304
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	1,929,998	1,914,317
Claire's Stores, Inc., Term Loan B, 3.049%, 5/29/2014	3,971,873	3,417,598
Collective Brands Finance, Inc., Term Loan A, 3.022%, 8/17/2014	852,150	833,509
Cumulus Media, Inc., Term Loan B, 4.012%, 6/11/2014	938,587	851,768
Dave & Buster's, Inc., Term Loan, 6.0%, 6/1/2016	1,995,000	1,990,012
Dollar General Corp., Term Loan B-1, 3.01%, 7/7/2014	426,848	416,845
Ford Motor Co., Term Loan B1, 3.03%, 12/16/2013	5,186,990	5,003,189
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.24%, 4/30/2014	930,460	870,148
Hanesbrands, Inc., Term Loan, 5.25%, 12/10/2015	921,249	929,780
Harbor Freight Tools USA, Inc., Term Loan, 5.0%, 2/24/2016	969,636	970,242
Harrah's Operating Co., Inc., Term Loan B3, 3.498%, 1/28/2015	2,990,590	2,564,566
Hillman Group, Inc., Term Loan, 5.5%, 5/27/2016	1,000,000	997,190
Isle of Capri Casinos, Inc.:
Term Delay Draw A, 5.0%, 11/25/2013	1,000,002	953,281
Term Delay Draw B, 5.0%, 11/25/2013	1,136,998	1,083,878
Term Loan B, 5.0%, 11/25/2013	2,842,495	2,709,694
Jarden Corp., Term Loan B4, 3.783%, 1/26/2015	1,994,962	1,988,189
JRD Holdings, Inc., Term Loan, 2.52%, 7/2/2014	465,625	445,836
KAR Holdings, Inc., Term Loan B, 3.02%, 10/18/2013	5,000,000	4,825,000
Lamar Media Corp., Term Loan B, 4.25%, 12/30/2016	2,992,500	3,014,929
Las Vegas Sands LLC:
Term Delay Draw, 2.01%, 5/23/2014	217,611	196,462
Term Loan B, 2.01%, 5/23/2014	1,731,353	1,562,815
Local TV Finance LLC, Term Loan B, 2.27%, 5/7/2013	3,361,293	3,018,862
LodgeNet Entertainment Corp., Term Loan, 2.54%, 4/4/2014	4,398,177	4,057,318
Mediacom Broadband LLC, Term Loan F, 4.5%, 10/23/2017	4,000,000	3,806,660
Mediacom Illinois LLC, Term Loan D, 5.5%, 3/31/2017	1,488,750	1,458,967
Merrill Communications LLC, Second Lien Term Loan, 14.75%, 11/15/2013 (PIK)	406,743	341,664
Michaels Stores, Inc.:
Term Loan B1, 2.813%, 10/31/2013	4,369,943	4,145,197
Term Loan B2, 5.063%, 7/31/2016	1,500,000	1,454,220
Midcontinent Communications, Term Loan B, 6.25%, 12/31/2016	3,000,000	3,000,615
National Bedding Co., LLC, Second Lien Term Loan, 5.375%, 2/28/2014	4,500,000	4,226,265
Neiman Marcus Group, Inc., Term Loan B, 2.538%, 4/5/2013	5,665,419	5,399,229
Network Communications, Inc., Term Loan, 6.25%, 11/30/2012	887,096	616,532
Oceania Cruises, Inc., First Lien Term Loan, 2.79%, 4/27/2013	3,762,500	3,346,744
OSI Restaurant Partners LLC:
Term Loan, 2.786%, 6/14/2013	484,072	429,863
Term Loan B, 2.875%, 6/14/2014	5,341,488	4,744,737
Phillips-Van Heusen Corp., Term Loan B, 4.75%, 5/6/2016	1,892,619	1,907,248
Postmedia Networks, Inc., Term Loan, 9.0%, 7/13/2016	2,500,000	2,494,800
Quad/Graphics, Inc., Term Loan B, 5.5%, 4/14/2016	5,000,000	4,803,125
QVC, Inc., Term Loan 3-J, 4.262%, 6/30/2011	889,306	889,306
Regal Cinemas Corp., Term Loan, 4.033%, 11/21/2016	2,992,500	2,973,782
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	3,500,000	3,469,375
Savers, Inc., Term Loan B, 5.75%, 3/11/2016	1,496,250	1,492,509
Sbarro, Inc., Term Loan, 4.775%, 1/31/2014	5,736,213	5,219,954
SuperMedia, Inc., Term Loan, 11.0%, 12/31/2015	361,545	290,140
Tenneco, Inc., Term Loan B, 5.01%, 6/3/2016	1,500,000	1,498,387
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **	987,500	625,922
United Components, Inc., Term Loan D, 2.342%, 6/29/2012	1,331,392	1,271,479
Universal City Development Partners Ltd., Term Loan B, 5.5%, 11/6/2014	1,322,481	1,327,156
Univision Communications, Inc., Term Loan, 2.51%, 9/29/2014	3,974,765	3,419,743
UPC Financing Partnership, Term Loan, 3.501%, 9/2/2013	2,000,000	1,925,000
VML US Finance LLC:
Term Delay Draw B, 5.04%, 5/25/2012	982,898	967,908
Term Loan B, 5.04%, 5/27/2013	3,268,976	3,228,113
Wendy's/Arby's Restaurant LLC, Term Loan B, 5.0%, 5/24/2017	2,000,000	2,009,500

		144,314,538
Consumer Staples 6.2%
Advance Food Co., Inc., Second Lien Term Loan, 4.52%, 9/16/2014	750,000	693,750
American Seafoods Group LLC, Term Loan B, 5.5%, 5/7/2015	600,000	599,850
CTI Foods Holding Co., LLC:
Term Loan, 6.0%, 6/18/2014	1,500,000	1,462,500
Second Lien, 9.0%, 12/31/2015	2,801,071	2,692,074
Dean Foods Co., Term Loan B1, 3.54%, 4/2/2016	3,000,000	2,874,000
Michael Foods Group, Inc., Term Loan B, 6.25%, 6/29/2016	4,000,000	4,030,000
Pinnacle Foods Holdings Corp.:
Term Loan B, 2.812%, 4/2/2014	4,941,883	4,708,997
Term Loan D, 6.0%, 4/2/2014	500,000	502,142
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016	2,000,000	2,032,500
Smart & Final Stores Corp.:
Term Delay Draw, 3.308%, 5/31/2014	1,614,106	1,501,119
Term Loan B, 3.308%, 5/31/2014	2,280,228	2,120,611
US Foodservice, Inc., Term Loan B, 2.76%, 5/29/2012	5,974,346	5,350,056
Volume Services America, Inc., Term Loan, 9.25%, 12/31/2012	1,638,529	1,605,759
Wm. Bolthouse Farms, Inc.:
First Lien Term Loan, 5.5%, 2/11/2016	997,500	996,747
Second Lien Term Loan, 9.5%, 8/11/2016	4,510,000	4,515,637

		35,685,742
Energy 5.0%
Atlas Pipeline Partners LP, Term Loan, 7.75%, 7/27/2014	3,977,227	3,983,829
Big West Oil LLC, Term Loan, 12.0%, 2/19/2015	1,700,000	1,729,750
Calumet Lubricants Co., LP:
Term Loan B, 4.376%, 1/3/2015	3,711,448	3,433,089
Letter of Credit, 4.383%, 1/3/2015	502,484	464,483
CCS Income Trust, Term Loan B, 3.26%, 11/14/2014	2,478,518	2,109,838
Dresser, Inc., Second Lien Term Loan, 6.112%, 5/4/2015	3,000,000	2,890,320
Hercules Offshore LLC, Term Loan B, 6.0%, 7/11/2013	4,427,544	3,893,870
Sheridan Production Partners I LLC:
Term Loan, 7.5%, 4/20/2017	4,907,516	4,832,357
Term Loan 1-A, 7.5%, 4/20/2017	650,286	640,532
Term Loan 1-M, 7.5%, 4/20/2017	397,199	391,240
Venoco, Inc., Term Loan, 4.313%, 5/8/2014	4,676,531	4,329,697

		28,699,005
Financials 6.3%
AGFS Funding Co., Term Loan B, 7.25%, 4/21/2015	2,000,000	1,978,580
AmWINS Group, Inc., First Lien Term Loan, 2.8%, 6/8/2013	2,921,000	2,708,016
Asurion Corp.:
First Lien Term Loan, 3.305%, 7/3/2014	2,487,500	2,386,595
Second Lien Term Loan, 6.79%, 7/3/2015	4,000,000	3,895,000
Brand Energy & Infrastructure Services, Inc., Term Loan B2, 3.563%, 2/7/2014	2,807,723	2,588,383
Conseco, Inc., Term Loan, 7.5%, 10/10/2013	3,757,199	3,693,026
Delos Aircraft, Inc., Term Loan B2, 7.0%, 3/17/2016	846,154	853,862
First American Corp., Term Loan B, 4.75%, 4/12/2016	1,000,000	1,006,875
Gulf Tanks Acquisition, Inc., Second Lien Term Loan, 4.161%, 4/4/2014	500,000	340,000
International Lease Finance Corp., Term Loan B1, 6.75%, 3/17/2015	3,153,846	3,187,845
LPL Holdings, Inc., Term Loan, 5.25%, 6/28/2017	3,990,000	3,990,000
N.E.W. Holdings I LLC, Term Loan, 6.0%, 3/5/2016	4,892,857	4,826,363
Nuveen Investments, Inc., First Lien Term Loan, 3.533%, 11/13/2014	5,978,708	5,302,995

		36,757,540
Health Care 4.9%
AMN Healthcare, Inc., Term Loan B, 6.25%, 12/18/2013	4,437,500	4,398,672
Bausch & Lomb, Inc.:
Term Delay Draw, 3.51%, 4/24/2015	775,146	744,381
Term Loan, 3.51%, 4/24/2015	3,201,494	3,074,779
Community Health Systems, Inc.:
Term Delay Draw, 2.549%, 7/25/2014	240,139	226,804
Term Loan, 2.549%, 7/25/2014	4,680,238	4,419,431
HCA, Inc.:
Term Loan B, 2.783%, 11/18/2013	748,102	721,421
Term Loan B2, 3.783%, 3/31/2017	1,794,097	1,738,229
Health Management Associates, Inc., Term Loan B, 2.283%, 2/28/2014	2,903,235	2,721,333
IASIS Healthcare LLC:
Term Delay Draw, 2.26%, 3/14/2014	239,724	227,888
Term Loan B, 2.26%, 3/14/2014	692,644	657,887
Letter of Credit, 3.159%, 3/14/2014	65,231	62,010
IMS Health, Inc., Term Loan B, 5.25%, 2/26/2016	1,980,480	1,987,907
Mylan Laboratories, Inc., Term Loan B, 3.813%, 10/2/2014	568,764	567,697
Skilled Healthcare Group, Inc., Term Loan B, 5.25%, 4/8/2016	448,875	419,922
Sun Healthcare Group, Inc.:
Letter of Credit, 2.533%, 4/21/2014	111,129	108,391
Term Loan B, 3.701%, 4/21/2014	207,873	202,750
Universal Health Services, Inc., Term Loan, LIBOR plus 4.00%, 7/28/2016	1,000,000	999,370
Warner Chilcott Co., LLC:
Term Loan A, 6.0%, 10/30/2014	1,189,300	1,183,258
Term Loan B2, 6.25%, 4/30/2015	941,861	943,250
Term Loan B4, 6.5%, 2/20/2016	490,196	492,919
Warner Chilcott Corp.:
Term Loan, 6.25%, 4/30/2015	558,293	559,142
Term Loan B1, 6.25%, 4/30/2015	565,621	566,430
WC Luxco SARL, Term Loan B3, 6.5%, 2/20/2016	1,509,804	1,518,085

		28,541,956
Industrials 17.7%
Acosta, Inc., Term Loan B, 2.52%, 7/28/2013	2,366,061	2,262,545
Advantage Sales & Marketing, Inc.:
Term Loan, 5.0%, 5/5/2016	997,500	991,445
Second Lien Term Loan, 8.5%, 5/5/2017	5,000,000	4,981,250
AWAS Capital, Inc., First Lien Term Loan, 7.75%, 5/12/2016	3,000,000	3,038,745
Blount International, Inc., Term Loan B, 6.25%, 8/4/2016	3,000,000	2,995,005
Bucyrus International, Inc., Term Loan, 4.5%, 2/19/2016	1,496,313	1,506,413
CEVA Group PLC:
First Lien Term Loan, 3.26%, 11/4/2013	4,442,834	3,917,091
Letter of Credit, 3.533%, 11/4/2013	538,852	475,087
ClientLogic Corp., Term Loan, 6.031%, 1/30/2014	6,015,506	5,523,017
Coach America Holdings, Inc.:
First Lien Term Loan, 3.23%, 4/18/2014	2,876,381	2,310,999
Letter of Credit, 3.283%, 4/20/2014	613,027	490,997
Continental Alloys & Services, Inc., Term Loan B, 9.5%, 6/14/2012	5,055,373	4,878,435
Delta Air Lines, Inc., Second Lien Term Loan, 3.529%, 4/30/2014	4,226,975	3,919,019
DynCorp International LLC, Term Loan B, 6.25%, 7/5/2016	3,000,000	2,989,500
Freescale Semiconductor, Inc., Term Loan B, 4.562%, 12/1/2016	5,781,570	5,195,579
Getty Images, Inc., Term Loan, 6.25%, 7/2/2015	2,465,942	2,481,786
Interactive Data Corp., Term Loan B, 6.75%, 1/27/2017	3,500,000	3,530,992
John Maneely Co., Term Loan, 3.776%, 12/9/2013	4,985,181	4,762,418
Kenan Advantage Group, Inc., Term Loan, 6.25%, 6/11/2016	1,500,000	1,500,630
Language Line LLC, Term Loan B, 5.5%, 11/4/2015	5,487,487	5,407,919
Manitowoc Co., Inc., Term Loan B, 8.0%, 11/6/2014	687,695	690,271
MSCI, Inc., Term Loan, 4.75%, 6/1/2016	2,500,000	2,512,113
Nep II, Inc., Term Loan B, 2.299%, 2/16/2014	935,093	887,459
Orbitz Worldwide, Inc., Term Loan, 3.26%, 7/25/2014	6,559,201	6,188,868
Oshkosh Truck Corp., Term Loan B, 6.54%, 12/6/2013	938,144	949,284
Ozburn-Hessey Holding Co., LLC, Term Loan B, 7.5%, 4/7/2015	748,125	756,541
Sabre, Inc., Term Loan B, 2.26%, 9/30/2014	5,972,679	5,384,191
SRAM LLC, Term Loan B, 5.0%, 4/30/2015	1,422,414	1,418,858
Swift Transportation Co., Inc., Term Loan, 8.25%, 5/9/2014	5,942,019	5,783,575
Travelport LLC:
Term Delay Draw, 2.76%, 8/23/2013	1,967,303	1,875,086
Term Loan, 2.76%, 8/23/2013	846,323	806,381
Letter of Credit, 3.033%, 8/23/2013	153,677	146,446
Triumph Group, Inc., Term Loan B, 4.5%, 6/16/2016	1,500,000	1,508,123
United Airlines, Inc., Term Loan B, 2.313%, 2/3/2014	5,945,982	5,412,509
Vangent, Inc., Term Loan B, 2.32%, 2/14/2013	905,405	862,398
West Corp., Term Loan B2, 2.647%, 10/24/2013	3,935,262	3,782,279

		102,123,254
Information Technology 8.0%
Aspect Software, Inc., Term Loan B, 6.25%, 4/19/2016	5,985,000	5,955,075
Avaya, Inc., Term Loan, 3.058%, 10/24/2014	5,967,868	5,225,256
Caritor, Inc.:
Term Loan B, 2.55%, 6/4/2013	3,733,939	3,388,550
Letter of Credit, 2.79%, 6/4/2013	215,329	195,411
Dealer Computer Services, Inc., Term Loan B, 5.25%, 4/21/2017	2,760,989	2,734,152
Fidelity National Information Solutions, Inc., Term Loan B, 5.25%, 7/18/2016	2,250,000	2,265,266
First Data Corp.:
Term Loan B1, 3.014%, 9/24/2014	2,388,312	2,054,175
Term Loan B3, 3.014%, 9/24/2014	1,911,600	1,635,613
Flextronics International Ltd.:
Term Delay Draw A-1-B, 2.51%, 10/1/2014	912,485	858,059
Term Delay Draw A-2, 2.51%, 10/1/2014	227,848	214,258
Term Delay Draw A-1A, 2.526%, 10/1/2014	1,656,429	1,557,631
Term Loan B, 2.562%, 10/1/2012	989,822	930,784
Term Delay Draw A-3, 2.562%, 10/1/2014	265,823	249,968
Intersil Corp., Term Loan, 4.75%, 4/27/2016	3,000,000	3,007,875
RedPrairie Corp., Term Loan B, 6.0%, 3/24/2016	2,493,750	2,467,778
Savvis Communications Corp., Term Loan, 6.75%, 7/30/2016	2,500,000	2,475,525
SkillSoft Corp., Term Loan B, 6.5%, 5/19/2017	2,000,000	2,010,630
Spansion LLC, Term Loan B, 7.5%, 1/8/2015	5,988,750	5,948,506
SunGard Data Systems, Inc.:
Term Loan A, 2.045%, 2/28/2014	36,610	35,226
Term Loan B, 4.043%, 2/26/2016	1,932,982	1,889,490
TASC, Inc.:
Term Loan A, 5.5%, 12/18/2014	316,667	317,590
Term Loan B, 5.75%, 12/18/2015	663,333	665,158

		46,081,976
Materials 5.3%
Chemtura:
Term Loan B, 5.5%, 8/11/2016	1,500,000	1,508,250
Debtor in Possession Term Loan, 6.0%, 2/11/2011	1,500,000	1,498,763
Fairmount Minerals Ltd., Term Loan B, 6.75%, 8/5/2016	3,000,000	3,006,885
Georgia-Pacific Corp., Term Loan B, 2.537%, 12/21/2012	364,700	360,876
Graphic Packaging International, Inc., Term Loan C, 3.283%, 5/16/2014	570,164	562,920
Hexion Specialty Chemicals, Inc.:
Term Loan C-1, 2.813%, 5/6/2013	996,982	956,748
Term Loan C-2, 2.813%, 5/6/2013	442,698	425,173
Huntsman International LLC, Term Loan C, 2.651%, 6/30/2016	1,281,862	1,225,095
Ineos US Finance LLC:
Term Loan B2, 7.501%, 12/16/2013	2,237,219	2,224,310
Term Loan C2, 8.001%, 12/16/2014	2,237,219	2,223,023
Lyondell Chemical Co., Term Loan, 5.5%, 4/8/2016	1,000,000	1,009,230
Momentive Performance Materials, Inc., Term Loan B, 2.563%, 12/4/2013	2,992,248	2,823,306
Noranda Aluminum Acquisition Corp., Term Loan B, 2.047%, 5/18/2014	4,674,457	4,401,796
Novelis Corp., Term Loan, 2.27%, 7/6/2014	1,409,591	1,356,541
Novelis, Inc., Term Loan, 2.27%, 7/6/2014	555,335	534,740
Polymer Group, Inc., Term Loan 2, 7.00%, 11/24/2014	2,000,000	2,004,380
Reynolds Group Holdings, Inc.:
Incremental Term Loan, 5.75%, 5/5/2016	3,500,000	3,491,250
Term Loan, 6.25%, 5/5/2016	993,750	992,195

		30,605,481
Telecommunication Services 4.5%
CavTel Holdings LLC, Term Loan, 10.5%, 12/31/2012	665,335	633,066
Choice One Communications Corp., Term Loan, 11.75%, 6/30/2012	626,219	603,130
Cincinnati Bell, Inc., Term Loan, 6.5%, 6/9/2017	4,990,000	4,982,216
Hughes Network Systems LLC, Term Loan, 2.813%, 4/15/2014	500,000	468,335
Intelsat Jackson Holdings Ltd., Term Loan, 3.533%, 2/2/2014	5,354,454	5,001,381
MetroPCS Wireless, Inc.:
Term Loan B, 2.563%, 11/4/2013	375,192	367,219
Term Loan B, 3.813%, 11/3/2016	4,087,574	4,036,439
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	5,930,875	5,318,838
Springboard Finance LLC, Term Loan A, 7.0%, 2/2/2015	1,481,250	1,486,272
Telesat Canada:
Term Loan I, 3.27%, 10/31/2014	2,775,547	2,696,722
Term Loan II, 3.27%, 10/31/2014	238,402	231,598

		25,825,216
Utilities 1.7%
AEI Finance Holding LLC:
Term Loan, 3.433%, 3/30/2012	113,396	105,671
Term Loan, 3.533%, 3/30/2014	2,772,140	2,583,288
Calpine Corp., Term Loan, 3.415%, 3/29/2014	2,534,059	2,428,174
Great Point Power, Delay Draw Term Loan, 5.5%, 3/10/2017	997,500	992,512
Puget Energy, Inc., Term Loan, 2.515%, 12/14/2014	1,000,000	977,500
Texas Competitive Electric Holdings Co., LLC:
Term Delay Draw, 3.795%, 10/10/2014	780,105	590,446
Term Loan B1, 3.795%, 10/10/2014	2,992,308	2,278,882

		9,956,473

Total Loan Participations and Assignments (Cost $490,723,142)		488,591,181
Corporate Bonds 7.2%
Consumer Discretionary 2.2%
Avis Budget Car Rental LLC, 2.876% ****, 5/15/2014	6,000,000	5,355,000
Hanesbrands, Inc., Series B, 4.121% ****, 12/15/2014	4,000,000	3,800,000
Seminole Hard Rock Entertainment, Inc., 144A, 3.037% ****, 3/15/2014	4,000,000	3,490,000

		12,645,000
Energy 1.0%
Western Refining, Inc., 144A, 10.75% ****, 6/15/2014	6,210,000	5,651,100
Financials 1.1%
Ford Motor Credit Co., LLC, 3.277% ****, 1/13/2012	3,500,000	3,430,000
Hexion US Finance Corp., 4.876% ****, 11/15/2014	4,000,000	3,290,000

		6,720,000
Industrials 0.3%
Continental Airlines, Inc., "B", Series 2006-1, 3.661% ****, 6/2/2013	1,897,315	1,670,265
Information Technology 1.9%
NXP BV, 3.276% ****, 10/15/2013	6,100,000	5,703,500
Sanmina-SCI Corp., 144A, 3.287% ****, 6/15/2014	5,845,000	5,450,462

		11,153,962
Materials 0.7%
Berry Plastics Corp., 5.276% ****, 2/15/2015	3,941,000	3,684,835
Lyondell Chemical Co., 11.0%, 5/1/2018	268,013	291,129

		3,975,964

Total Corporate Bonds (Cost $41,892,203)		41,816,291

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary
Buffets Restaurants Holdings, Inc.*	14,489	60,854
SuperMedia, Inc.*	1,793	16,209

Total Common Stocks (Cost $62,755)		77,063
Cash Equivalents 6.9%
Central Cash Management Fund, 0.25% (a) (Cost $39,527,898)	39,527,898	39,527,898

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $572,205,998) †	98.7	570,012,433
Other Assets and Liabilities, Net	1.3	7,281,497

Net Assets	100.0	577,293,930

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Tribune Co., Term Loan B	LIBOR plus 3.0%	6/4/2014	987,500	USD	964,047	625,922

***
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major US bank or LIBOR, and are shown at their current rate as of August 31, 2010.

****
These securities are shown at their current rate as of August 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $572,253,150.  At August 31, 2010, net unrealized depreciation for all securities based on tax cost was $2,240,717.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,077,135 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,317,852.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.
At August 31, 2010, the Fund had unfunded loan commitments of $1,000,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)

Delta Air Lines, Inc., Term Loan , 4/30/2012	1,000,000	910,630	(89,370)

At August 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	JPY	9/9/2010	2	3,404,119	42,376
10 Year US Treasury Note Futures	USD	12/21/2010	249	31,280,625	(50,578)
2 Year US Treasury Note	USD	12/31/2010	93	20,380,078	(7,266)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2010	877	122,034,932	430,504
Total net unrealized depreciation					415,036

At August 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Australian Treasury Bond	AUD	9/15/2010	49	4,785,708	(124,199)
10 Year Canadian Government Bond	CAD	12/20/2010	164	19,422,854	(96,492)
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	276	47,018,388	(1,926,081)
United Kingdom Long Gilt Bond	GBP	12/29/2010	11	2,113,156	(3,490)
Total net unrealized depreciation					(2,150,262)

As of August 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

NOK	31,455,000	USD	5,110,604	9/17/2010	112,403	The Goldman Sachs & Co.
GBP	405,000	USD	635,696	9/17/2010	13,862	HSBC Bank USA
EUR	7,870,000	USD	10,237,847	9/17/2010	239,594	UBS AG

Total unrealized appreciation	365,859

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	7,512,848	AUD	8,349,000	9/17/2010	(86,254)	The Goldman Sachs & Co.
USD	7,146,280	CAD	7,457,000	9/17/2010	(138,695)	Morgan Stanley
USD	9,786,934	SEK	71,450,000	9/17/2010	(95,047)	HSBC Bank USA
USD	1,728,414	NZD	2,408,000	9/17/2010	(46,346)	HSBC Bank USA
JPY	151,132,000	USD	1,780,516	9/17/2010	(16,598)	The Goldman Sachs & Co.
CHF	5,032,000	USD	4,785,863	9/17/2010	(171,948)	UBS AG

Total unrealized depreciation	(554,888)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(c)
Loan Participations and Assignments	$—	$488,591,181	$—	$488,591,181
Corporate Bonds	—	41,816,291	—	41,816,291
Common Stocks	16,209	60,854	—	77,063
Short-Term Investments	39,527,898	—	—	39,527,898
Derivatives(d)	—	365,859	—	365,859
Total	$39,544,107	$530,834,185	$—	$570,378,292
Liabilities
Unfunded Loan Commitments	$—	$(89,370)	$—	$(89,370)
Derivatives(d)	(1,735,226)	(554,888)	—	(2,290,114)
Total	$(1,735,226)	$(644,258)	$—	$(2,379,484)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$(189,029)
Interest Rate Contracts	$(1,735,226)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010